Other Gains - Summary of Other Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Compensation income	¥ 968	¥ 758	¥ 915
Additional deduction of input value-added tax	4,411	2,813	667
Others	2,878	2,031	2,447
Other gains	¥ 8,257	¥ 5,602	¥ 4,029